Average Annual Total Returns{- Fidelity® Capital Appreciation Fund} - 10.31 Fidelity Capital Appreciation Fund Retail PRO-07 - Fidelity® Capital Appreciation Fund	Fidelity Capital Appreciation Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Capital Appreciation Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Capital Appreciation Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Capital Appreciation Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Capital Appreciation Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Capital Appreciation Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Capital Appreciation Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Capital Appreciation Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Capital Appreciation Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	30.00%	9.95%	13.07%	26.21%	7.27%	11.03%	20.31%	7.43%	10.45%	31.49%	11.70%	13.56%